Movement in Restructuring Provisions incl. Resource Rationalizations (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Beginning provision	$ 200,000	$ 641,000	$ 2,000,000	$ 3,167,000
Total provision recognized	0	7,800,000			$ 8,796,000
Utilized	(92,000)	(441,000)	(1,359,000)	(1,167,000)
Closing provision	108,000	200,000	641,000	$ 2,000,000	$ 3,167,000
Resource Rationalizations
Restructuring Reserve [Roll Forward]
Beginning provision	317,000	1,791,000
Total provision recognized			8,159,000
Utilized	(310,000)	(1,474,000)	(6,305,000)
Foreign exchange			(63,000)
Closing provision	7,000	317,000	1,791,000
Workforce Reduction
Restructuring Reserve [Roll Forward]
Beginning provision	3,097,000
Total provision recognized		7,753,000
Utilized	(961,000)	(4,656,000)
Closing provision	2,136,000	3,097,000
Workforce Reduction | Resource Rationalizations
Restructuring Reserve [Roll Forward]
Beginning provision	0	393,000
Total provision recognized			6,190,000
Utilized	0	(393,000)	(5,734,000)
Foreign exchange			(63,000)
Closing provision	0	0	393,000
Onerous Lease | Resource Rationalizations
Restructuring Reserve [Roll Forward]
Beginning provision	317,000	1,398,000
Total provision recognized			1,969,000
Utilized	(310,000)	(1,081,000)	(571,000)
Foreign exchange			0
Closing provision	$ 7,000	$ 317,000	$ 1,398,000